Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Right-of-use assets	$ 2,126	$ 2,261
Lease liability	2,126
Lease cost	$ 800
Weighted average discount rate (as a percent)	7.20%
Partnership's lease liabilities from leased-in equipment
2024	$ 1,100
2025	1,100
2026	92
Total	2,292
Less imputed interest	166
Carrying value of operating lease liabilities	$ 2,126
Tove Knutsen
Operating Leases
Weighted average remaining lease term	2 years 1 month 6 days
Synnve Knutsen
Operating Leases
Weighted average discount rate for the operating leases determined using the expected incremental borrowing rate for a loan facility of similar term	7.60%